Financial instruments	6 Months Ended
Jun. 30, 2025
Financial Instruments - additional disclosure [abstract]
Disclosure of detailed information about financial instruments [text block]
5. Financial instruments
The following table illustrates the three hierarchical levels for valuing financial instruments at fair value as of June 30, 2025, and December 31, 2024. For additional information on the hierarchies and other matters, please refer to the Consolidated Financial Statements in the 2024 Annual Report, published on January 31, 2025.

	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2025	Dec 31, 2024	Jun 30, 2025	Dec 31, 2024	Jun 30, 2025	Dec 31, 2024	Jun 30, 2025	Dec 31, 2024

Financial assets
Cash and cash equivalents
Debt securities	50	50					50	50

Total cash and cash equivalents at fair value	50	50					50	50

Marketable securities
Derivative financial instruments			268	106			268	106

Total marketable securities and derivative financial instruments at fair value			268	106			268	106

Current contingent consideration receivables					125	120	125	120

Current equity securities	21	24			18	18	39	42

Long-term financial investments
Debt and equity securities	158	193	8	7	571	599	737	799

Fund investments	11	15			161	195	172	210

Non-current contingent consideration receivables					761	671	761	671

Total long-term financial investments at fair value	169	208	8	7	1 493	1 465	1 670	1 680

Associated companies at fair value through profit or loss					83	109	83	109

Financial liabilities
Current contingent consideration liabilities					-197	-281	-197	-281

Derivative financial instruments			-278	-143			-278	-143

Total current financial liabilities at fair value			-278	-143	-197	-281	-475	-424

Non-current contingent consideration liabilities					-478	-527	-478	-527

In the first half of 2025, there was one transfer of equity securities from Level 3 to Level 1 for USD 3 million due to Initial Public Offering.
The carrying amount of financial assets included in the line total long-term financial investments at fair value of USD 1.7 billion at June 30, 2025 (USD 1.7 billion at December 31, 2024) is included in the line “Financial assets” of the consolidated balance sheets. The carrying amount of current contingent consideration liabilities of USD 0.2 billion at June 30, 2025 (USD 0.3 billion at December 31, 2024) is included in the line “Provisions and other current liabilities” of the consolidated balance sheets. The carrying amount of non-current contingent consideration liabilities of USD 0.5 billion at June 30, 2025 (USD 0.5 billion at December 31, 2024) is included in the line “Provisions and other non-current liabilities” of the consolidated balance sheets.
The fair value of straight bonds amounted to USD 22.3 billion at June 30, 2025 (USD 22.5 billion at December 31, 2024) compared with the carrying amount of USD 23.7 billion at June 30, 2025 (USD 24.1 billion at December 31, 2024). For all other financial assets and liabilities, the carrying amount is a reasonable approximation of the fair value.
In the second quarter 2025, the Company has designated a certain portion of its long-term euro-denominated straight bonds, maturing in 2030 and 2038, as hedges of the translation risk arising on certain net investments in foreign operations with euro functional currency. This is in addition to the certain portion of its long-term euro-denominated straight bonds maturing in 2028 that was designated as a hedge instrument as at December 31, 2024. As a result, as of June 30, 2025, long-term financial debt with a total carrying amount of EUR 3.3 billion (USD 3.9 billion) (December 31, 2024: EUR 1.8 billion (USD 1.9 billion)), have been designated as a hedge instrument. In the first half of 2025, USD 233 million, net of taxes (Q2 2025: USD 173 million) of unrealized losses (first half 2024: USD 51 million; Q2 2024: USD 14 million of unrealized gains) was recognized in other comprehensive income and accumulated in currency translation effects in relation with these net investment hedges. The hedges remained effective since inception, and no amount was recognized in the consolidated income statement in the first half and second quarter of 2025 and 2024.
The Company’s exposure to financial risks has not changed significantly during the period and there have been no major changes to the risk management department or in any risk management policies.